Cover	12 Months Ended
Dec. 31, 2022 shares
Cover [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-262328
Entity Registrant Name	Sands China Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	The Venetian Macao Resort Hotel
Entity Address, Address Line Two	L2 Executive Offices
Entity Address, City or Town	Estrada da Baía de N. Senhora da Esperança
Entity Address, Postal Zip Code	s/n
Entity Address, Country	MO
Entity Common Stock, Shares Outstanding	8,093,188,866
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Central Index Key	0001755281
Business Contact
Cover [Line Items]
Entity Address, Address Line One	The Venetian Macao Resort Hotel,
Entity Address, Address Line Two	Legal Department
Entity Address, City or Town	Estrada da Baía de N. Senhora da Esperança,
Entity Address, Postal Zip Code	s/n
Entity Address, Country	MO
Contact Personnel Name	Dylan James Williams
Entity Address, Address Line Three	L2 Executive Offices
City Area Code	853
Local Phone Number	8118-2888
Contact Personnel Fax Number	853 2888-3382